Bank Loans and issuance of Debt Securities	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Bank Loans and issuance of Debt Securities
16.	Bank Loans and issuance of Debt Securities
a.	Bank Loans

During 2015, the Company obtained loans to finance the acquisition of 100% of the shares of the DCA Company with BBVA and Bank of Nova Scotia, which were refinanced later. With the acquisition of MBJA, the Company assumed loans previously hired by MBJA. All the loans contracted with banking institutions and third parties are described below with the unpaid balance at each date.

	December 31 2018		December 31 2019		December 31 2020
MBJA signed a simple unsecured loan with its shareholder Vantage in June 2007 for USD$10,936,000, which is repayable at the same maturity date as the IFC´s loans but are subject to restrictions. Interest is accrued at an interest rate of 14% per annum. The loan does not have an expiration date nor an amortization schedule.	Ps.	215,269	Ps.	206,107	Ps.	218,176
In February 2009, MBJA signed a simple unsecured loan with its shareholder Vantage for USD$510,000 to finance expenses related to a construction project of MBJA. The interest rate was set at 8%. The loan does not have an expiration date nor an amortization schedule.		10,038		9,610		10,174
On January 19, 2016, GAP refinanced with Bank of Nova Scotia the simple unsecured loan contracted previously in the short term for amount of USD $95.5 million, with a five-year maturity. The loan bears interest at Libor 1M plus 99 basis points.		1,879,717		1,799,717		1,905,101
On February 15, 2016, GAP refinanced with BBVA Bancomer the simple unsecured loan contracted previously in the short term for amount of USD $95.5 million, with a five-year maturity. The loan bears interest at Libor 1M plus 105 basis points.		1,879,717		1,799,717		1,905,101
On December 28, 2017, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$40,000,000. The loan bears interest at Libor 1M plus 280 basis points for a period of 7 years from this disposition and semi-annual instalments. As of December 31, 2019 the balance amounted to USD$33.0 million.		551,122		621,891		718,153
On April 13, 2020, GAP signed a simple unsecured loan with Scotiabank for Ps. 1,000,000 for a period of 15 months an interest rate 28 days TIIE variable plus 100 basis points.						1,000,000
On May 15, 2020, GAP signed a simple unsecured loan with BBVA Bancomer Ps. 1,000,000. The loan bears interest at a fixed annual interest rate of 6.99% over a period of 2 years.						1,000,000
On September 3, 2020, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$60,000,000. The loan bears interest at LIBOR plus 310 basis points for a period of 7 years from this disposition and semi-annual instalments. As of December 31, 2020 the balance amounted to USD$30,000,000.						598,461
Total unpaid balance of bank loans and long-term debt		4,535,863		4,437,043		7,355,166
Less - Current portion		—		—		(1,159,590)
Long-term portion	Ps.	4,535,863	Ps.	4,437,043	Ps.	6,195,576

b)	Issuance of Debt Securities

	December 31 2018		December 31 2019		December 31 2020
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps. 1,100,000 under the "GAP 15" name, at a variable interest rate of 28-day TIIE plus 24 basis points for a period of five years, maturing on February 14, 2020. On January 29, 2016, the first reopening was made the long-term debt securities GAP 15 for the total Ps. 1,100,000. It has the same maturity as the originally and accrue the same interest rate. As of December 31, 2020, the TIIE rate is 4.4882%	Ps.	2,200,000	Ps.	2,200,000	Ps.	—
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps. 1,500,000 under the name "GAP 15-2" at a fixed annual interest rate of 7.08% over a period of 10 years, maturing on February 7, 2025.		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on July 8, 2016, for Ps. 1,500,000 under the "GAP 16" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. As of December 31, 2020, the TIIE rate is 4.4882%		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on April 6, 2017, for Ps. 1,500,000 under the "GAP 17" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. As of December 31, 2020, the TIIE rate is 4.4882%		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on November 9, 2017, for Ps. 2,300,000 under the "GAP 17-2" name, at a variable interest rate of 28-day TIIE plus 44 basis points for a period of five years. As of December 31, 2020, the TIIE rate is 4.4882%		2,300,000		2,300,000		2,300,000
Unsecured debt securities issued in the Mexican market on March 29, 2019, for Ps. 3,000,000 under the "GAP 19" name, at a variable interest rate of 28-day TIIE plus 44 basis points for a period of five years. As of December 31, 2020, the TIIE rate is 4.4882%		—		3,000,000		3,000,000
Unsecured debt securities issued in the Mexican market on February 13, 2020, for Ps. 3,000,000 under the "GAP 20" name, at a variable interest rate of 28-day TIIE plus 17 basis points for a period of five years. As of December 31, 2020, the TIIE rate is 4.4882%		—		—		3,000,000
Unsecured debt securities issued in the Mexican market on June 25, 2020, for Ps. 602,000 under the "GAP 20-2" name, at a variable interest rate of 28-day TIIE plus 85 basis points for a period of three years. As of December 31, 2020, the TIIE rate is 4.4882%		—		—		602,000
Unsecured debt securities issued in the Mexican market on June 25, 2020, for Ps. 3,598,000 under the "GAP 20-3" name, at a fixed interest rate of 8.14% for a period of seven years.		—		—		3,598,000
Total unpaid balance of long-term debt		9,000,000	Ps.	12,000,000	Ps.	17,000,000
Less - Current portion		—	Ps.	(2,200,000)	Ps.	(1,500,000)
Long-term portion	Ps.	9,000,000	Ps.	9,800,000	Ps.	15,500,000

The proceeds in February and June 2020 from the issuance of the long-term debt securities were allocated to finance capital investments set forth in the Master Development Program  for the Mexican Airports of Ps. 4,992,993 and Ps. 2,200,000 for the payment of principal of the stock certificates “GAP 15”.[45] Issuance on February 14, 2020. Issuance expenses of Ps.15,398 were recognized.

The long-term debt previously described, matures as follows:

Year	Amount
2021	Ps.	2,659,590
2022		4,959,590
2023		4,571,791
2024		3,159,590
2025		4,687,518
Thereafter		4,317,087
	Ps.	24,355,166

As of December 31, 2018, 2019 and 2020, debts are payable by the following companies:

	At December 31, 2018
Company	Current		Long-Term		Total
GAP	Ps.	—	Ps.	12,759,435	Ps.	12,759,435
MBJA		-		776,428		776,428
Total	Ps.	-	Ps.	13,535,863	Ps.	13,535,863

	At December 31, 2019
Company	Current		Long-Term		Total
GAP	Ps.	2,200,000	Ps.	13,399,433	Ps.	15,599,433
MBJA		—		837,610		837,610
Total	Ps.	2,200,000	Ps.	14,237,043	Ps.	16,437,043

	At December 31, 2020
Company	Current		Long-Term		Total
GAP	Ps.	2,500,000	Ps.	20,310,202	Ps.	22,810,202
MBJA		159,590		1,385,374		1,544,964
Total	Ps.	2,659,590	Ps.	21,695,576	Ps.	24,355,166

The loan agreements limit the Company’s use of proceeds for the financing of capital expenditures, working capital and prepayments of loans, in addition to prohibiting the merger of the airport creditors with any other entity, as well as the prohibition of sales or transfers of assets in an amount greater than Ps. 1,000, without previous authorization from the creditors. In the event of non-compliance with any of the contracts, dividends from the legal entity may not be decreed. The obligation to maintain certain financial ratios is also established, with the refinancing of the loans some modifications were made and have been fulfilled.

As a result of the issuance of the debt securities, the Company has covenants which have been fulfilled during 2018, 2019 and 2020. The principal payment of the debt securities will be made at the end of the contractual term. Direct costs incurred in the issuance or incurrence of debt are deferred and amortized as part of interest expense, using the effective interest rate over the term of each transaction. These costs include commissions and professional fees.

c)	Reconciliation of liabilities arising from financing activities

									Non-cash changes
	Balance as of January 1, 2020		Repayments on bank loans		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2020
Debt securities current portion	Ps.	2,200,000	Ps.	(2,200,000)	Ps.	—	Ps.	—	Ps.	9,170	Ps.	2,650,420	Ps.	—	Ps.	—	Ps.	2,659,590
Long-term borrowings		4,437,043		—		—		2,709,125		199,828		(1,150,420)		—		—		6,195,576
Debt securities		9,800,000		—		7,200,000		—		—		(1,500,000)		—		—		15,500,000
Derivative financial instruments (Note 15)		261,293		—		—		—		—		—		62,249		427,162		750,704
Total	Ps.	16,698,336	Ps.	(2,200,000)	Ps.	7,200,000	Ps.	2,709,125	Ps.	208,998	Ps.	—	Ps.	62,249	Ps.	427,162	Ps.	25,105,870